Inventories - Schedule of Inventories (Details) - CAD ($) $ in Millions	Apr. 03, 2022	Mar. 28, 2021	Mar. 29, 2020
Inventories [Abstract]
Raw materials	$ 71.3	$ 63.8
Work in progress	14.9	18.6
Finished goods	307.1	259.9
Total inventories at the lower of cost and net realizable value	$ 393.3	$ 342.3	$ 412.3